Note 4 - Accounts Receivable (Detail) - Accounts Receivable (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable-margin clients	$ 15,054,331	$ 12,888,630
Accounts receivable- margin clients, net	15,054,331	12,888,630
Accounts receivable-others	5,012,320	1,597,290
Less: Allowance for doubtful accounts	(41,893)	(129,439)
Accounts receivable-others, net	$ 4,970,427	$ 1,467,851